Related party transactions	12 Months Ended
Dec. 31, 2016
Related party transactions
Related party transactions

14. Related party transactions

The table below sets forth the major related parties and their relationships with the Group:

Name of related parties	Relationship with the Group
Tonglu Tongze Logistics Ltd and its subsidiaries	Majority equity interests held by the employees of the Group
Lai Yufeng	Spouse of chairman of the Group
Shanghai Mingyu Barcode Technology Ltd.	Controlled by brother of chairman of the Group
Fengwang Investments Ltd.	Group’s equity investee
Heilongjiang Ruston Express Ltd.	Group’s equity investee
Shanghai Kuaibao Network Technology Ltd.	Group’s equity investee
Quanzhou Zhongtong Express Ltd.	Group’s equity investee
Wuhan Chengxin Zhongtong Express Ltd.	Entity controlled by principal shareholders of the Group
Shanxi Zhongtong Daying Logistics Ltd.	Group’s equity investee until the Group’s acquisition of this entity in October 2015
Shenyang Changsheng Zhongtong Express Ltd.	Group’s equity investee until the Group’s acquisition of this entity in October 2015
Nanchang Zhongtong Express Ltd.	Group’s equity investee until the Group’s acquisition of this entity in October 2015
Tianjin Qianqiu Zhongtong Express Service Co. Ltd.	Group’s equity investee until the Group’s acquisition of this entity in October 2015
Shaanxi Zhongtong Express Ltd.	Group’s equity investee until the Group’s acquisition of this entity in October 2015
Jilin Zhongtong Daying Logistics Ltd.	Group’s equity investee until the Group’s acquisition of this entity in October 2015
Zhejiang Zhongtong Express Services Company Ltd.	Entity controlled by principal shareholders of the Group until October 31, 2014
Shanghai Zhongtongji Express Service Co., Ltd.	Entity controlled by principal shareholders of the Group until May 30, 2016
Suzhou Zhongtong Express Ltd.	Group’s equity investee until the Group’s acquisition of this entity in January 2016
ZTO Supply Chain Management Co., Ltd.	Group’s equity investee
Zto Es Holding Limited	Entity controlled by Chairman of the Group

(a)	The Group entered into the following transactions with its related parties:

	Years ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Delivery revenue derived from
Quanzhou Zhongtong Express Ltd.	68,326	49,019	—
Suzhou Zhongtong Express Ltd.	10,622	14,922	—
Shenyang Changsheng Zhongtong Express Ltd.	10,607	14,257	—
Nanchang Zhongtong Express Ltd.	12,700	13,598	—
Tianjin Qianqiu Zhongtong Express Service Co., Ltd.	10,193	10,580	—
Shaanxi Zhongtong Express Ltd.	10,135	10,346	—
Shanxi Zhongtong Daying Logistics Ltd.	6,017	7,051	—
Jilin Zhongtong Daying Logistics Ltd.	4,902	5,869	—
Fengwang Investments Ltd.	1,604	849	—
Heilongjiang Ruston Express Ltd.	398	666	—
Zhejiang Zhongtong Express Services Company Ltd.	64,667	—	—

Total	200,171	127,157	—

Transportation service fees paid to
Tonglu Tongze Logistics Ltd and its subsidiaries	643,618	703,072	853,198
ZTO Supply Chain Management Co., Ltd.	—	—	12,779

Total	643,618	703,072	865,977

Purchases of supplies from
Shanghai Mingyu Barcode Technology Ltd.	80,904	80,395	88,884

On June 28, 2016, the Company issued 16 million ordinary shares to ZTO ES. At the time of issuance, all shareholder rights associated with these 16 million ordinary shares including but not limited to voting right and dividend right were waived initially until such time when the economic interests in the ordinary shares are granted to the employees, through transfer of interests in the LLPs. Pursuant to board of director resolutions, 5,158,164 of which ordinary share were granted by the Group during the year ended December 31, 2016. As of December 31, 2016, all shareholder rights associated with the remaining 10,841,836 ordinary shares were still waived. In September, 2016, Mr. Meisong Lai paid RMB11,789 to the Company as additional capital contribution recorded in additional paid-in capital in its consolidated balance sheets as of December 31, 2016.

On August 22, 2016, the Group has entered into an investment agreement with ZTO LTL and Mr. Jianfa Lai to invest cash of RMB54,000 in exchange of 18% equity interest in ZTO LTL. ZTO LTL is engaged in provision of less-than-truckload transportation services in China. The principal shareholders of ZTO LTL are also the principal shareholders of the Group. Owing to the shareholders’ structure of ZTO LTL, the Group has significant influence on ZTO LTL’s significant operating activities. Therefore, the investment is accounted for using the equity method.

In 2014, the Group paid RMB213 million to certain principal shareholders of the Group who are also the owners of Zhejiang Zhongtong Express Services Company Ltd. to cease their delivery operations in Zhejiang province, PRC.

As part of the 2013 Restructuring and pursuant to an agreement executed between Shanghai Zhongtongji and ZTO Express, ZTO Express has agreed to pay a cash consideration of RMB222 million for the acquisition of substantially all of the operating assets and equity investments held by Shanghai Zhongtongji. In 2014, ZTO Express paid approximately RMB158 million of deposits and other expenses on behalf of Shanghai Zhongtongji after the acquisition of Shanghai Zhongtongji’s business. The Group has agreed with the shareholders of Shanghai Zhongtongji to net settle these two balances and a cash payment for the net amount of RMB64 million was made in 2014.

In 2013, Shanghai Zhongtongji provided RMB341 million of interest-free loan to ZTO Express to fund the registered capital injections for the establishment of ZTO Express’s subsidiaries. ZTO Express repaid the loan in 2014.

(b)	The Group had the following balances with its related parties:

	As of December 31,
	2015	2016
	RMB	RMB
Amounts due to
Tonglu Tongze Logistics Ltd. and its subsidiaries	84,646	121,540
Shanghai Mingyu Barcode Technology Ltd.	—	5,663
ZTO Supply Chain Management Co., Ltd.	—	4,222
Suzhou Zhongtong Express Ltd.	10,909	—
Quanzhou Zhongtong Express Ltd.	5,590	—
Shanxi Zhongtong Daying Logistics Ltd.	2,122	—

Total	103,267	131,425

Amounts due to related parties consisted of accounts payable to related parties for transportation, waybill material and deposits as of December 31, 2015 and 2016, respectively.

(c)	The Group had the following balances with its related parties:

	As of December 31,
	2015	2016
	RMB	RMB
Amounts due from
Shanghai Kuaibao Network Technology Ltd.(1)	2,700	5,400
Lai Yufeng(2)	58,400	—
Tonglu Tongze Logistics Ltd. and its subsidiaries(3)	22,168	—
Shanxi Zhongtong Daying Logistics Ltd.(1)	2,297	—
Wuhan Chengxin Zhongtong Express Ltd.(1)	175	—

Total	85,740	5,400

(1)	Other amounts due from related parties consisted of prepaid transportation fee and loans to related parties as of December 31, 2015 and 2016, respectively.

(2)	As of December 31, 2015 and 2016, Ms. Lai Yufeng was holding RMB58,400 and nil, respectively in cash and cash equivalent on behalf of the Group.

(3)

As of December 31, 2015, the Group had an outstanding note receivable of RMB15,000, which bears interest of 20% per annum from Tonglu Tongze Logistics Ltd. and its subsidiaries (“Tonglu”). The amount, plus accrued interest of RMB1,500 was fully repaid to the Group in June 2016. The Group also prepaid transportation fee of RMB7,168 and nil to Tonglu as of December 31, 2015 and 2016, respectively. Historically, the Group’s employees have served as the key management of Tonglu, with compensation determined and paid by the Group. Such compensation paid has not been significant for the periods presented.